Fair Value of Plan Assets by Asset Category (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 2,081,600	¥ 1,706,054	¥ 1,527,744
Japan | Common stocks | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	[1]	1,085,000	782,000
Japan | Common stocks | Trust for Benefit of Employees | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts		¥ 1,085,000	¥ 782,000

[1]	This class represents equity securities held in the employee retirement benefit trusts of ¥782 billion and ¥1,085 billion at March 31, 2014 and 2015, respectively, which are well-diversified across industries.